Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	PRIMECAP Odyssey Funds
Central Index Key	dei_EntityCentralIndexKey	0001293967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
PRIMECAP Odyssey Stock Fund (Prospectus Summary) | PRIMECAP Odyssey Stock Fund | PRIMECAP Odyssey Stock Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POSKX
PRIMECAP Odyssey Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Growth Fund | PRIMECAP Odyssey Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POGRX
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	POAGX